Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents	The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of
	March 31, 2021	December 31, 2020	March 31, 2020	December 31, 2019

Cash and cash equivalents	$763,750	$840,913	$75,515	$85,688
Restricted cash and cash equivalents—current	—	4,365	4,132	—
Restricted cash and cash equivalents—non-current	—	4,000	—	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$763,750	$849,278	$79,647	$89,832

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

Fair Value, Assets Measured on Recurring and Nonrecurring Basis	The carrying value and fair value of the Company’s financial instruments are as follows:

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$747,078	—	—	$747,078
Liabilities
Warrant liability	$—	—	6,384	$6,384

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	$4,100	—	—	$4,100
Liabilities
Warrant liability	$—	—	7,335	$7,335

The carrying value of the Company’s current assets and current liabilities approximate their fair value based on the short-term nature of those instruments. The following table summarizes the Company’s financial instruments, measured on a recurring basis, as follows:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100
Liabilities
Warrant liability	$—	—	7,335	$7,335

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$73,005	—	—	$73,005
Restricted cash equivalents—money market	4,144	—	—	4,144

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of the ending balances for the Series A redeemable convertible preferred stock warrant liability measured at fair value:

Redeemable Convertible Preferred Stock Warrant Liability
Estimated fair value at December 31, 2018	$617
Change in estimated fair value	3,339
Exercise of Series A redeemable convertible preferred stock warrants	(3,956)

Estimated fair value at December 31, 2019	$—

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)

Estimated fair value at December 31, 2020	$—

Fair Value Measurement Inputs and Valuation Techniques	The following reflects the significant quantitative inputs used:

As of March 31, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	0.05%
Time to liquidity (years)	0.03

	As of
	March 31, 2021	December 31, 2020
Stock price	$13.89	$15.26
Exercise price	$11.50	$11.50
Remaining term (in years)	4.18	4.42
Volatility	75%	75%
Risk-free rate	0.68%	0.30%
Expected dividend yield	—%	—%

The following table represents the significant unobservable inputs used in determining the fair value of the redeemable convertible preferred stock warrant liability:

	For the Year Ended December 31,
	2020	2019	2018
Risk-free interest rate	N/A	1.48% - 2.41%	2.63%
Expected term (in years)	N/A	0 - 0.75	1
Expected dividend yield	N/A	—	—
Expected volatility	N/A	70%	70%

	As of
	April 10, 2020	December 31, 2019
Estimated future value of Series D redeemable convertible preferred stock	$10.00	$9.74
Discount rate	—%	1.56%
Time to liquidity (years)	0	0.3
The following reflects the inputs and assumptions used:

	As of December 31,
	2020 (As Restated)	2019
Stock price	$15.26	N/A
Exercise price	$11.50	N/A
Remaining term (in years)	4.42	N/A
Volatility	75%	N/A
Risk-free interest rate	0.30%	N/A
Expected dividend yield	—%	N/A

Property, Plant and Equipment	Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation	The change in fair value of the Warrant Liability was as follows:

Warrant Liability
Estimated fair value at December 31, 2020	7,335
Change in fair value	(951)

Estimated fair value at March 31, 2021	6,384

The change in fair value of the Warrant Liability was as follows:

Warrant Liability (As Restated)
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)

Estimated fair value at December 31, 2020	$7,335